Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 602,444	$ 547,890	$ 884,377
Investments held in marketable securities	3,887,383	10,184,701	10,181,618
Accounts receivable	13,400	188,400	19,300
Prepaid expenses and other current assets	204,237	223,230	305,231
Total Current Assets	4,707,464	11,144,221	11,390,526
Deferred offering costs	69,066	148,697
Property and equipment, net	309,498	362,936	356,055
Right-of-use assets			151,447
Intangible assets, net	556,634	623,945	713,692
Total Assets	5,642,662	12,279,799	12,611,720
Current Liabilities:
Accounts payable	859,898	483,070	189,389
Accrued expenses and other current liabilities	607,470	744,485	711,686
Lease liability			162,317
Warrant liabilities	1,968,315	2,520,851	1,543,953
Total Current Liabilities	3,435,683	3,748,406	2,607,345
Total Liabilities		3,748,406	2,607,345
Commitments and contingencies
Stockholders’ Equity:
Preferred stock, value	13,982	13,982	13,982
Common stock, $0.0001 par value; 75,000,000 shares authorized; 6,919,919 and 4,706,917 shares issued and outstanding at December 31, 2024 and 2023, respectively	797	692	471
Additional paid-in capital	168,905,254	164,195,434	156,689,256
Accumulated deficit	(166,713,054)	(155,678,715)	(146,699,334)
Total Stockholders’ Equity	2,206,979	8,531,393	10,004,375
Total Liabilities and Stockholders’ Equity	$ 5,642,662	12,279,799	12,611,720
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock, value		$ 13,982	$ 13,982